Partners’ Capital (Details Narrative) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jan. 25, 2021 USD ($)
Payments for repurchase of common units	$ 3,868	$ (0)
Unit Repurchase Program [Member]
Repurchase amount			$ 30,000
Partners' Capital Account, Units, Treasury Units Purchased | shares	331,214
Average price per unit | $ / shares	11.65
Payments for repurchase of common units	$ 3,868